SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of estimated useful lives of assets
Buildings	20-50 years
Plant and machinery	5-15 years
Furniture, fixtures and office equipment	3-18 years
Others	1-20 years

Schedule of estimated useful life
Customer relationships	12 years
Technologies	3 years
Trade marks	Indefinite lives
Software licenses	3 years